Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2020
Short-term Bank Borrowings
Short-term Bank Borrowings

11. Short-term Bank Borrowings

Short-term bank borrowings consist of the following:

	2019	2020
	RMB	RMB
PRC domestic commercial banks	—	1,432,929

In 2020, the Company entered into collectively RMB1,432,929 bank loan contracts with several banks. The weighted average interest rate of the short-term borrowings was 2.94% for the year ended December 31, 2020. Certain borrowings are subject to financial covenants such as asset-liability ratio less than 65% and current ratio not less than 0.8. As of December 31, 2020, the Company was in compliance with the financial covenants. The borrowings are repayable within one year.